Risk Management (Details) - Schedule of security interests, collateral, or credit improvements - Credit risk [member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-impaired financial assets:
Total	$ 30,612,061	$ 29,344,459
Properties/mortgages [Member] | Non-impaired financial assets [Member]
Non-impaired financial assets:
Total	27,013,636	25,424,161
Properties/mortgages [Member] | Impaired financial assets [Member]
Non-impaired financial assets:
Total	1,715,628	1,548,568
Investments and others [Member] | Non-impaired financial assets [Member]
Non-impaired financial assets:
Total	1,813,714	2,306,062
Investments and others [Member] | Impaired financial assets [Member]
Non-impaired financial assets:
Total	$ 69,083	$ 65,668